Shareholder Report, Holdings (Details)	Aug. 31, 2026
American Funds Mortgage Fund® - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]
American Funds Mortgage Fund® - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.17%
American Funds Mortgage Fund® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
American Funds Mortgage Fund® - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.28%	[1]

[1]	Includes derivatives.